10. CONVERTIBLE NOTE PAYABLE - RELATED PARTIES AND FAIR VALUE MEASUREMENTS (Details-Summary) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible Notes Payable - Related Parties	$ 160,000	$ 197,616	$ 724,616
Gemini Master Fund - Third Amended [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable - Related Parties		0	600,000
Wheatley Note [Member]
Convertible Notes Payable - Related Parties	$ 160,000
Wheatley Note [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable - Related Parties		135,000	50,000
Evey Note [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable - Related Parties		$ 62,616
Evey Note [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable - Related Parties			$ 74,616